Restructuring and Related Activities	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Other Revenues and Restructuring Charges	Restructuring Charges
During the year ended December 31, 2020, the Company recognized restructuring charges of $1.4 million. The restructuring charges relate to estimated severance costs resulting from organizational changes to the Company's tanker services and operations, partially related to the sale of the non-US portion of the Company's ship-to-ship support services business in April 2020 (note 19).
As at December 31, 2020 and December 31, 2019, restructuring liabilities of $1.0 million and nil, respectively, were recognized in accrued liabilities on the Company's consolidated balance sheets.